CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 100.5%
United States Treasury Obligations: 96.6%
	United States Treasury Bills
$37,000,000	0.00% 04/06/21 (a) †	$36,999,974
20,000,000	0.00% 06/15/21	19,999,875
25,000,000	0.00% 07/06/21 †	24,999,467
25,000,000	0.00% 07/20/21	24,999,007
10,000,000	0.01% 05/27/21 (a)	9,998,872
10,000,000	0.01% 06/03/21 (a)	9,999,781
7,000,000	0.01% 06/10/21 (a)	6,999,843
15,000,000	0.01% 07/29/21 †	14,999,318
40,000,000	0.01% 08/05/21 (a)	39,997,901
10,000,000	0.01% 08/12/21 (a)	9,999,298
26,000,000	0.01% 08/19/21	25,998,079
25,000,000	0.04% 09/02/21	24,997,995
35,000,000	0.04% 07/08/21 (a)	34,998,904
20,000,000	0.05% 08/26/21 (a)	19,998,468
15,000,000	0.08% 04/01/21	15,000,000
50,000,000	0.08% 05/20/21 (a)	49,994,896
15,000,000	0.09% 07/15/21	14,999,617
40,000,000	0.09% 05/06/21	39,996,403
45,000,000	0.09% 09/09/21 (a)	44,995,976
40,000,000	0.10% 04/08/21 (a)	39,999,223
		509,972,897

Number of Shares
Money Market Fund: 3.9%
20,807,958	Invesco Treasury Portfolio - Institutional Class	20,807,958
Total Short-Term Investments (Cost: $530,736,344)		530,780,855
Liabilities in excess of other assets: (0.5)%		(2,611,979)
NET ASSETS: 100.0%		$528,168,876

Total Return Swap Contracts – As of March 31, 2021.

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Depreciation	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$527,925,000	0.42%	Monthly	04/21/21	$(5,747,000)	(1.1)%

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $98,994,884.
†	Security fully or partially on loan. Total market value of securities on loan is $59,848,831.
(b)	The rate shown reflects the rate in effect at the reporting period: 3-Month T-Bill rate + 0.40%.

Summary of Investments by Sector	% of Investments	Value
Government	96.1%	$509,972,897
Money Market Fund	3.9	20,807,958
	100.0%	$530,780,855

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 22.4%
Argentina: 1.5%
USD	496,543	YPF SA 144A 4.00%, 02/12/26 (s)	$405,579
Brazil: 1.9%
	72,000	Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	73,743
	207,000	Atento Luxco 1 SA 144A 8.00%, 02/10/26	217,559
	215,000	CSN Islands XI Corp. Reg S 6.75%, 01/28/28	228,099
			519,401
Cayman Islands: 0.8%
	199,000	CK Hutchison International 20 Ltd. Reg S 3.38%, 05/08/50	201,920

China / Hong Kong: 2.5%
		China Evergrande Group Reg S
	178,000	9.50%, 03/29/24	151,745
	79,000	12.00%, 01/22/24	73,268
	209,000	Kaisa Group Holdings Ltd. Reg S 10.50%, 01/15/25	203,253
		Yuzhou Group Holdings Co. Ltd. Reg S
	193,000	7.38%, 01/13/26	166,934
	86,000	8.50%, 02/04/23	81,429
			676,629
Cyprus: 0.9%
	53,000	MHP Lux SA 144A 6.25%, 09/19/29	53,126
	201,000	MHP Lux SA Reg S 6.25%, 09/19/29	201,479
			254,605
Georgia: 1.5%
	220,000	Georgia Global Utilities JSC 144A 7.75%, 07/30/25	231,314
	152,000	TBC Bank JSC 144A 5.75%, 06/19/24	162,639
			393,953
Ghana: 1.0%
	120,000	Tullow Oil Plc 144A 7.00%, 03/01/25	102,000
		Tullow Oil Plc Reg S
	37,000	6.25%, 04/15/22	34,984
	172,000	7.00%, 03/01/25	146,200
			283,184
Israel: 0.3%
	77,000	Delek & Avner Tamar Bond Ltd. 144A 5.08%, 12/30/23	79,727

Kazakhstan: 0.6%
	145,000	KazMunayGas National Co. JSC 144A 4.75%, 04/19/27	165,648

Mauritius: 0.8%
		IHS Netherlands Holdco BV 144A
	66,000	7.13%, 03/18/25	69,383
	135,000	8.00%, 09/18/27	146,138
			215,521
Mexico: 0.2%
	380,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	46
MXN	1,300,000	Petróleos Mexicanos Reg S 7.19%, 09/12/24	59,736
			59,782
Moldova: 0.8%
USD	205,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	225,500

Netherlands: 0.9%
	228,000	Braskem Netherlands Finance BV Reg S 4.50%, 01/10/28	234,637

Nigeria: 0.9%
	250,000	SEPLAT Petroleum Development Co. Plc 144A 7.75%, 04/01/26	250,937

Saudi Arabia: 1.7%
	205,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	209,111
	236,000	Saudi Arabian Oil Co. 144A 1.63%, 11/24/25	237,736
			446,847
Singapore: 0.6%
	152,000	Flex Ltd 4.88%, 05/12/30	172,305

Thailand: 1.7%
	250,000	GC Treasury Center Co. Ltd. 144A 2.98%, 03/18/31	247,401
	249,000	Thaioil Treasury Center Co. Ltd. Reg S 3.75%, 06/18/50	222,702
			470,103
Ukraine: 0.4%
	108,000	Kernel Holding SA 144A 6.50%, 10/17/24 †	114,960

United Arab Emirates: 0.8%
	219,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	217,872

United Kingdom: 0.9%
	287,000	Vedanta Resources Ltd. Reg S 6.13%, 08/09/24	231,424

United States: 1.7%
	214,000	AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	221,822
	255,000	Kosmos Energy Ltd. 144A 7.50%, 03/01/28 †	242,123
			463,945
Total Corporate Bonds (Cost: $6,278,174)			6,084,479
GOVERNMENT OBLIGATIONS: 74.4%
Angola: 2.5%
	45,000	Angolan Government International Bond 144A 9.50%, 11/12/25	47,217
	590,000	Angolan Government International Bond Reg S 9.50%, 11/12/25	619,069
			666,286
Argentina: 1.1%
	825,000	Argentine Republic Government International Bond 0.13%, 07/09/41 (s)	286,473
	499	Provincia de Buenos Aires Reg S 4.00%, 05/15/35	188
			286,661
Bahrain: 0.5%
	129,000	Bahrain Government International Bond 144A 4.25%, 01/25/28	128,390

Chile: 4.2%
CLP	710,000,000	Bonos de la Tesoreria de la Republica Reg S 144A 2.80%, 10/01/33	862,177
	175,000,000	Bonos de la Tesoreria de la Republica de Chile Reg S 144A 4.70%, 09/01/30	266,677
			1,128,854
China / Hong Kong: 7.1%
		China Government Bonds
CNY	3,470,000	2.68%, 05/21/30	505,765
	3,590,000	2.85%, 06/04/27	537,019
	2,640,000	3.02%, 10/22/25	402,893
	3,150,000	3.81%, 09/14/50	489,216
			1,934,893
Colombia: 4.8%
		Colombian TES
COP	1,695,500,000	6.25%, 11/26/25	481,092
	2,815,100,000	7.50%, 08/26/26	831,506
			1,312,598
Costa Rica: 0.4%
USD	101,000	Costa Rica International Bond Reg S 7.16%, 03/12/45	98,426

Czech Republic: 2.0%
CZK	8,880,000	Czech Republic Government Bond 1.20%, 03/13/31	371,457
	4,280,000	Czech Republic Government Bond Reg S 0.95%, 05/15/30	177,492
			548,949
Dominican Republic: 1.5%
		Dominican Republic International Bond Reg S
DOP	13,100,000	8.90%, 02/15/23	238,621
	8,600,000	9.75%, 06/05/26	164,084
			402,705
Ecuador: 2.5%
	USD 179,000	Ecuador Government International Bond 144A 0.50%, 07/31/30 (s)	105,164
	981,000	Ecuador Government International Bond Reg S 0.50%, 07/31/30 (s)	576,347
			681,511
Egypt: 0.7%
	185,000	Egypt Government International Bond 144A 5.25%, 10/06/25 †	191,758

El Salvador: 1.7%
		El Salvador Government International Bond Reg S
	88,000	7.75%, 01/24/23	92,400
	248,000	8.25%, 04/10/32	257,672
	114,000	9.50%, 07/15/52	121,695
			471,767
Gabon: 0.1%
	40,000	Gabon Government International Bond 144A 6.95%, 06/16/25	41,720

Guatamala: 0.3%
	81,000	Guatemala Government Bond Reg S 4.50%, 05/03/26	87,508

Hungary: 0.9%
HUF	73,000,000	Hungary Government Bond 1.50%, 04/22/26	232,353

Indonesia: 4.8%
		Indonesia Treasury Bonds
IDR	4,409,000,000	6.50%, 06/15/25	311,292
	7,713,000,000	7.00%, 05/15/27	553,138
	6,453,000,000	7.00%, 09/15/30	450,773
			1,315,203
Israel: 1.5%
ILS	1,395,000	Israel Government Bond 1.50%, 05/31/37	400,246

Ivory Coast: 0.2%
USD	60,000	Ivory Coast Government International Bond Reg S 6.13%, 06/15/33	61,503

Jordan: 0.3%
	36,000	Jordan Government International Bond 144A 4.95%, 07/07/25	37,101
	40,000	Jordan Government International Bond Reg S 4.95%, 07/07/25	41,223
			78,324
Kenya: 0.3%
	82,000	Kenya Government International Bond 144A 7.00%, 05/22/27	87,360

Laos: 2.4%
	280,000	Laos Government International Bonds 144A 6.88%, 06/30/21	228,900
	509,000	Laos Government International Bonds Reg S 6.88%, 06/30/21	416,107
			645,007
Malaysia: 4.0%
		Malaysia Government Bond
MYR	2,162,000	3.48%, 03/15/23	534,852
	779,000	3.83%, 07/05/34	186,662
	1,432,000	3.96%, 09/15/25	363,942
			1,085,456
Mexico: 8.7%
		Mexican Bonos
MXN	12,420,000	5.75%, 03/05/26	603,096
	1,660,500	8.50%, 05/31/29	91,273
		Petróleos Mexicanos
USD	526,000	6.49%, 01/23/27 †	550,501
	315,000	6.63%, 06/15/35	300,146
	207,000	6.88%, 08/04/26	221,950
MXN	13,590,000	7.47%, 11/12/26	584,391
			2,351,357
Mongolia: 0.1%
USD	21,000	Mongolia Government International Bond Reg S 5.13%, 04/07/26	22,520

Oman: 1.3%
	350,000	Oman Government International Bond 144A 6.25%, 01/25/31	366,838

Peru: 1.6%
	441,000	Peruvian Government International Bond 3.55%, 03/10/51	429,918

Philippines: 3.4%
		Philippine Government International Bonds
PHP	25,331,000	3.90%, 11/26/22	532,344
	15,407,000	6.25%, 01/14/36	399,304
			931,648
Poland: 1.6%
PLN	1,595,000	Republic of Poland Government Bond 2.50%, 07/25/27	438,485

Qatar: 1.2%
USD	300,000	Qatar Government International Bond Reg S 3.25%, 06/02/26	326,445

Romania: 1.1%
RON	1,185,000	Romania Government Bond 3.65%, 07/28/25	296,212

Senegal: 0.2%
USD	60,000	Senegal Government International Bond 144A 6.25%, 05/23/33	60,050

South Africa: 5.9%
		Republic of South Africa Government Bonds
ZAR	14,311,000	8.00%, 01/31/30	884,777
	12,121,000	8.25%, 03/31/32	710,321
			1,595,098
South Korea: 0.7%
		Korea International Bonds
USD	110,000	3.88%, 09/20/48	130,449
	47,000	4.13%, 06/10/44	56,481
			186,930
Suriname: 2.8%
	1,122,000	Republic of Suriname International Bond Reg S 9.25%, 10/26/26	762,960

Thailand: 0.7%
		Thailand Government Bonds
THB	2,450,000	1.60%, 12/17/29	77,611
	3,060,000	3.30%, 06/17/38	107,479
			185,090
United Arab Emirates: 0.9%
USD	32,000	Abu Dhabi Government International Bonds 144A 2.50%, 04/16/25 †	33,801
	206,000	Abu Dhabi Government International Bonds Reg S 2.50%, 04/16/25	217,596
			251,397
Uruguay: 0.4%
UYU	4,951,000	Uruguay Government International Bond Reg S 8.50%, 03/15/28	117,280

Total Government Obligations (Cost: $20,254,267)			20,209,706

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * # ∞	$0

MONEY MARKET FUND: 2.4% (Cost: $660,207)
	660,207	Invesco Treasury Portfolio - Institutional Class	660,207

Total Investments Before Collateral for Securities Loaned: 99.2% (Cost: $27,192,648)			26,954,391
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $237,574)
	237,574	State Street Navigator Securities Lending Government Money Market Portfolio	237,574

Total Investments: 100.1% (Cost: $27,430,222)			27,191,965
Liabilities in excess of other assets: (0.1)%			(40,031)
NET ASSETS: 100.0%			$27,151,934

Definitions:

CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(d)	Security in default
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $855,434.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $5,497,437, or 20.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.6%	$713,462
Consumer, Cyclical	0.8	201,920
Consumer, Non-cyclical	2.5	660,867
Energy	7.2	1,947,372
Financial	6.4	1,719,850
Government	75.0	20,209,706
Industrial	1.4	387,872
Utilities	1.7	453,136
Money Market Fund	2.4	660,207
	100.0%	$26,954,391

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.1%
Argentina: 1.2%
23,685	MercadoLibre, Inc. (USD) *	$34,867,636

Brazil: 4.5%
5,396,300	Fleury SA	24,543,235
11,126,500	JSL SA	16,446,658
4,504,800	Locaweb Servicos de Internet SA Reg S 144A	18,287,632
7,905,700	Movida Participacoes SA	23,526,152
230,600	Rede D'Or Sao Luiz SA Reg S 144A	2,659,296
4,334,577	Rumo SA *	15,594,358
2,350,000	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	14,612,740
987,296	Vasta Platform Ltd. (USD) ‡ * †	9,724,866
3,752,000	Westwing Comercio Varejista Ltda *	6,112,627
		131,507,564
British Virgin Islands: 0.8%
1,924,800	Fix Price Group Ltd. Reg S (GDR) *	18,786,048
14,870,278	Juhayna Food Industries #	5,415,413
		24,201,461
China / Hong Kong: 33.9%
789,400	Alibaba Group Holding Ltd. (ADR) *	178,980,662
11,052,000	Alibaba Health Information Technology Ltd. * #	31,579,039
12,529,500	A-Living Services Co. Ltd. Reg S 144A † #	55,777,446
308,000	Baozun, Inc. (ADR) * †	11,747,120
8,365,994	China Animal Healthcare Ltd. * # ∞	1
5,453,000	China Conch Venture Holdings Ltd. #	25,691,448
31,472,000	China Education Group Holdings Ltd. Reg S #	56,151,520
27,355,000	Fu Shou Yuan International Group Ltd. #	28,128,059
440,100	GDS Holdings Ltd. (ADR) *	35,687,709
1,483,952	Hundsun Technologies, Inc. #	19,133,041
643,000	HUYA, Inc. (ADR) * †	12,525,640
1,489,000	Meituan Dianping Reg S 144A * #	58,107,017
178,500	NetEase, Inc. (ADR)	18,431,910
2,020,000	New Oriental Education & Technology Group, Inc. (ADR) *	28,280,000
1,091,700	OneConnect Financial Technology Co. Ltd. (ADR) *	16,135,326
9,127,959	Ping An Bank Co. Ltd. #	30,728,805
904,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	11,409,992
3,895,000	Ping An Insurance Group Co. of China Ltd. #	46,589,482
4,273,902	Qingdao TGOOD Electric Co. Ltd. #	16,625,030
2,344,500	Tencent Holdings Ltd. #	187,108,721
1,004,000	Tencent Music Entertainment Group (ADR) *	20,571,960
15,340,000	Topsports International Holdings Ltd. Reg S 144A #	22,873,797
3,427,000	Wuxi Biologics Cayman, Inc. Reg S 144A * #	43,217,023
749,983	Yifeng Pharmacy Chain Co. Ltd. #	10,176,125
525,000	Yum China Holdings, Inc. (USD)	31,085,250
		996,742,123
Egypt: 1.7%
47,387,115	Cleopatra Hospital *	13,748,067
6,893,312	Commercial International Bank Egypt SAE #	25,443,871
5,402,308	Fawry for Banking & Payment Technology Services SAE * #	11,287,606
		50,479,544
Georgia: 0.9%
1,232,197	Bank of Georgia Group Plc (GBP) * #	18,685,296
815,197	Georgia Capital Plc (GBP) *	6,495,737
		25,181,033
Germany: 1.9%
440,000	Delivery Hero SE Reg S 144A * #	57,031,556
Hungary: 0.7%
506,000	OTP Bank Nyrt * #	21,629,685
India: 11.0%
5,255,007	Bandhan Bank Ltd. Reg S 144A #	24,559,864
6,675,000	Cholamandalam Investment and Finance Co. Ltd. #	51,355,349
3,607,000	HDFC Bank Ltd. #	73,871,422
876,000	HDFC Bank Ltd. (ADR)	68,056,440
20,957,220	Lemon Tree Hotels Ltd. Reg S 144A * #	10,668,269
2,035,000	Oberoi Realty Ltd. #	16,191,655
1,908,200	Phoenix Mills Ltd. #	20,212,967
98,466	Reliance Industries Ltd. #	1,479,431
2,032,000	Reliance Industries Ltd. #	55,943,431
		322,338,828
Indonesia: 0.4%
35,375,000	Bank Rakyat Indonesia Tbk PT #	10,732,220
Japan: 1.2%
144,500,000	Bank BTPN Syariah Tbk PT #	34,681,415
Kazakhstan: 0.8%
343,100	Kaspi.kz JSC Reg S (GDR)	24,360,100
Kenya: 0.7%
62,420,000	Safaricom Plc	20,778,125
Kuwait: 0.6%
1,325,090	Human Soft Holding Co. KSC *	16,215,753
Mexico: 2.6%
7,710,647	Qualitas Controladora SAB de CV	42,402,051
7,438,000	Regional SAB de CV	34,956,544
		77,358,595
Philippines: 2.7%
33,152,700	Ayala Land, Inc. #	23,507,127
135,800,000	Bloomberry Resorts Corp. * #	19,515,278
14,003,740	International Container Terminal Services, Inc. #	35,008,027
		78,030,432
Poland: 0.2%
450,400	InPost SA *	7,376,619
Russia: 3.1%
7,864,700	Detsky Mir PJSC Reg S 144A #	14,925,663
3,087,000	Sberbank of Russia PJSC (ADR) #	47,464,070
448,000	Yandex NV (USD) * †	28,698,880
		91,088,613
South Africa: 6.4%
236,927	Naspers Ltd. #	56,746,442
779,727	Prosus NV * #	86,766,996
21,069,810	Transaction Capital Ltd. * #	44,265,983
		187,779,421
South Korea: 5.8%
198,000	Douzone Bizon Co. Ltd. #	17,262,412
39,460	LG Chem Ltd. #	28,238,461
159,600	Naver Corp. #	53,434,450
123,050	Samsung SDI Co. Ltd. #	72,356,101
		171,291,424
Spain: 0.4%
422,367	CIE Automotive SA #	11,079,978
Taiwan: 9.3%
4,487,000	Chroma ATE, Inc. #	29,894,490
621,000	MediaTek, Inc. #	21,360,413
1,990,132	Poya International Co. Ltd. #	41,733,186
194,750	Sea Ltd. (ADR) * †	43,474,042
5,140,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	108,244,254
945,000	Wiwynn Corp. #	28,014,453
		272,720,838
Tanzania: 1.1%
14,008,714	Helios Towers Plc (GBP) * † #	32,602,153
Thailand: 0.6%
3,578,176	Srisawad Corp. PCL (NVDR) #	9,773,065
348,334	Srisawad Corp. PCL - Foreign * #	951,404
14,565,000	Thai Beverage PCL (SGD) † #	8,031,041
		18,755,510
Turkey: 2.1%
3,102,147	AvivaSA Emeklilik ve Hayat AS #	6,608,119
10,100,392	MLP Saglik Hizmetleri AS Reg S 144A * #	25,381,018
9,873,140	Sok Marketler Ticaret AS * #	14,068,576
3,864,000	Tofas Turk Otomobil Fabrikasi AS #	15,530,472
		61,588,185
United Kingdom: 0.0%
812,346	Hirco Plc * # ∞	1
United States: 0.5%
1,139,000	Laureate Education, Inc. *	15,479,010
Total Common Stocks (Cost: $1,986,169,520)		2,795,897,822
PREFERRED STOCKS: 2.9%
South Korea: 2.9% (Cost: $82,763,360)
1,305,000	Samsung Electronics Co. Ltd., 4.10% #	84,522,509
MONEY MARKET FUND: 1.7% (Cost: $51,793,157)
51,793,157	Invesco Treasury Portfolio - Institutional Class	51,793,157
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $2,120,726,037)		2,932,213,488
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $16,759,696)
Money Market Fund: 0.6%
16,759,696	State Street Navigator Securities Lending Government Money Market Portfolio	16,759,696
Total Investments: 100.3% (Cost: $2,137,485,733)		2,948,973,184
Liabilities in excess of other assets: (0.3)%		(9,577,754)
NET ASSETS: 100.0%		$2,939,395,430

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $84,829,055.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,019,772,138 which represents 68.7% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $344,898,573, or 11.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	14.2%	$417,625,881
Consumer Discretionary	28.8	845,149,945
Consumer Staples	1.3	37,691,155
Energy	1.9	57,422,862
Financials	21.3	623,610,923
Health Care	5.2	152,537,671
Industrials	6.7	196,045,738
Information Technology	15.8	462,185,946
Materials	1.0	28,238,461
Real Estate	2.0	59,911,749
Money Market Fund	1.8	51,793,157
	100.0%	$2,932,213,488

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2021 is set forth below:

Affiliates	Value 12/31/20		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21
Vasta Platform Ltd.	$—	(a)	$2,590,887	$—	$—	$—	$(4,658,813)	$9,724,866

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.9%
Australia: 3.5%
1,325,481	Ecograf Ltd. * #	$591,515
410,319	Galaxy Resources Ltd. * #	793,585
73,700	Piedmont Lithium Ltd. (ADR) * †	5,121,413
220,100	Rio Tinto Plc (ADR) †	17,090,765
		23,597,278
Brazil: 0.9%
112,700	Yara International ASA (NOK) #	5,871,052
Canada: 11.3%
249,906	Agnico-Eagle Mines Ltd. (USD)	14,447,066
1,123,500	B2Gold Corp. (USD)	4,842,285
675,245	Barrick Gold Corp. (USD)	13,369,851
1,925,172	Euro Manganese, Inc. (AUD) *	1,008,963
1,536,400	Kinross Gold Corp. (USD)	10,247,788
351,398	Kirkland Lake Gold Ltd. (USD)	11,877,252
364,271	Nutrien Ltd. (USD) (b)	19,630,564
		75,423,769
Cayman Islands: 0.9%
350,000	Alussa Energy Acquisition Corp. (USD) * # ∞ (a)	3,336,606
236,600	Alussa Energy Acquisition Corp. (USD) * †	2,366,000
		5,702,606
Chile: 2.4%
1,558,800	Lundin Mining Corp. (CAD)	16,038,262
Finland: 0.8%
105,100	Neste Oil Oyj #	5,581,409
Ivory Coast: 0.9%
308,200	Endeavour Mining Corp. (CAD) *	6,212,068
Norway: 0.9%
295,200	Equinor ASA (ADR) †	5,744,592
South Africa: 6.7%
605,600	Anglo American Plc (GBP) #	23,720,016
1,135,300	Sibanye Stillwater Ltd. (ADR)	20,276,458
68,100	Sibanye Stillwater Ltd. † #	303,167
		44,299,641
Spain: 0.2%
110,000	Soltec Power Holdings SA * †	1,357,049
United States: 64.4%
172,700	Bunge Ltd.	13,689,929
437,500	Cabot Oil & Gas Corp.	8,216,250
83,034	Chart Industries, Inc. *	11,819,890
124,900	Chevron Corp.	13,088,271
253,100	Cimarex Energy Co.	15,031,609
308,000	Climate Change Crisis Real Impact I Acquisition Corp. * # ∞ (a)	3,871,976
237,441	ConocoPhillips	12,577,250
176,966	Corteva, Inc.	8,250,155
107,400	Darling Ingredients, Inc. *	7,902,492
544,832	Devon Energy Corp.	11,904,579
227,168	Diamondback Energy, Inc.	16,694,576
32,166	Dow, Inc.	2,056,694
30,666	DuPont de Nemours, Inc.	2,369,869
467,100	EQT Corp. *	8,678,718
130,100	FMC Corp.	14,390,361
881,600	Freeport-McMoRan, Inc. *	29,031,088
485,091	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	27,213,605
47,500	IPG Photonics Corp. *	10,019,650
22,200	Kansas City Southern	5,859,024
111,100	Kirby Corp. *	6,697,108
784,900	Liberty Oilfield Services, Inc. * †	8,861,521
220,100	Louisiana-Pacific Corp.	12,206,746
148,200	MP Materials Corp. * †	5,327,790
298,655	Newmont Mining Corp.	17,999,937
124,900	Ormat Technologies, Inc.	9,808,397
167,388	Pioneer Natural Resources Co.	26,584,562
42,500	Sanderson Farms, Inc.	6,620,650
79,100	SolarEdge Technologies, Inc. *	22,736,504
549,400	Solaris Oilfield Infrastructure, Inc.	6,741,138
294,800	Star Peak Corp. II *	3,085,082
362,000	Star Peak Energy Transition Corp. * # ∞ (a)	8,795,725
356,999	Star Peak Energy Transition Corp. * † (a)	9,489,033
360,100	Sunrun, Inc. * †	21,778,848
220,100	Tyson Foods, Inc.	16,353,430
22,500	Union Pacific Corp.	4,959,225
257,700	Valero Energy Corp.	18,451,320
		429,163,002
Zambia: 4.0%
1,408,000	First Quantum Minerals Ltd. (CAD)	26,833,453
Total Common Stocks (Cost: $394,289,605)		645,824,181
WARRANTS: 0.5%
Cayman Islands: 0.0%
120,350	Alussa Energy Acquisition Corp. 10/31/26 (USD 11.50, expiring 10/31/26) (s)	274,398
United States: 0.5%
210,033	Star Peak Energy Transition Corp. 08/11/25 (USD 11.50, expiring 08/11/25) (s)	2,971,967
Total Warrants (Cost: $618,218)		3,246,365
MONEY MARKET FUND: 3.4% (Cost: $22,575,221)
22,575,221	Invesco Treasury Portfolio - Institutional Class	22,575,221
Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $417,483,044)		671,645,767
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6% (Cost: $30,864,912)
Money Market Fund: 4.6%
30,864,912	State Street Navigator Securities Lending Government Money Market Portfolio	30,864,912
Total Investments: 105.4% (Cost: $448,347,956)		702,510,679
Liabilities in excess of other assets: (5.4)%		(36,043,293)
NET ASSETS: 100.0%		$666,467,386

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

(a)	Private Investment in a Public Entity (PIPE).
(b)	All or a portion of these securities are segregated for the unfunded subscription agreement. Total value of securities segregated is $11,049,121.
(s)	Special Purpose Acquisition Company (SPAC)
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $65,082,953.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,865,051 which represents 7.9% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	6.6%	$44,566,501
Energy	24.0	161,492,401
Financials	5.4	36,009,330
Industrials	7.8	52,471,144
Information Technology	4.9	32,756,154
Materials	43.2	289,908,163
Special Purpose Acquisition Company	3.3	22,058,456
Utilities	1.4	9,808,397
Money Market Fund	3.4	22,575,221
	100.0%	$671,645,767

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.3%
Australia: 15.5%
40,613,982	Bellevue Gold Ltd. * #	$24,096,695
16,328,422	De Grey Mining Ltd. * † #	12,271,310
8,342,400	Emerald Resources NL * #	4,883,416
12,562,787	Evolution Mining Ltd. #	39,138,306
5,033,112	Gold Road Resources Ltd. * #	4,219,010
3,502,600	Northern Star Resources Ltd. #	25,371,864
46,967,900	West African Resources Ltd. ‡ * #	27,422,251
		137,402,852
Brazil: 4.5%
1,049,786	Wheaton Precious Metals Corp. (USD)	40,112,323
Canada: 57.3%
634,400	Agnico-Eagle Mines Ltd. (USD)	36,674,664
2,026,914	Alamos Gold, Inc. (USD)	15,830,198
11,790,736	B2Gold Corp. (USD) †	50,818,072
2,301,300	Barrick Gold Corp. (USD)	45,565,740
948,000	Bear Creek Mining Corp. * # ø ∞	1,636,954
3,312,900	Bear Creek Mining Corp. *	5,720,532
4,790,000	Benchmark Metals, Inc. *	5,031,272
660,300	Bonterra Resources, Inc. * # ø ∞	563,006
3,784,730	Bonterra Resources, Inc. *	3,373,039
7,541,239	Corvus Gold, Inc. ‡ *	13,441,852
2,556,203	Equinox Gold Corp. (USD) *	20,424,062
25,400	Franco-Nevada Corp. (USD)	3,182,366
10,281,966	G Mining Ventures Corp. ‡ *	7,363,547
7,271,900	Galway Metals, Inc. * †	5,555,044
2,725,643	GoGold Resources, Inc. * # ø ∞	5,096,890
4,470,444	Gold Standard Ventures Corp. (USD) *	2,596,434
576,294	Great Bear Resources Ltd. * †	7,043,746
7,902,000	Kinross Gold Corp. (USD)	52,706,340
1,640,548	Kirkland Lake Gold Ltd. (USD)	55,450,522
23,012,373	Liberty Gold Corp. ‡ *	26,552,034
542,700	Lundin Gold, Inc. *	4,249,358
4,784,000	Marathon Gold Corp. *	8,489,154
1,388,900	O3 Mining, Inc. * †	2,696,679
705,000	O3 Mining, Inc. * # ø	1,328,511
15,811,175	Orezone Gold Corp. ‡ *	11,826,613
6,317,496	Osisko Mining, Inc. *	14,779,532
286,720	Perpetua Resources Corp. * †	1,743,090
842,000	Pretium Resources, Inc. (USD) *	8,731,540
3,612,000	Probe Metals, Inc. *	3,880,162
9,119,631	Pure Gold Mining, Inc. *	11,828,598
5,058,500	Pure Gold Mining, Inc. * # ø ∞	6,561,116
8,976,056	Rio2 Ltd. *	5,285,495
9,812,200	Sabina Gold and Silver Corp. *	14,132,316
1,837,000	Skeena Resources Ltd. * †	4,692,265
964,400	SSR Mining, Inc. (USD) *	13,771,632
10,544,000	Wallbridge Mining Co. Ltd. *	5,118,039
5,742,309	Yamana Gold, Inc. (USD) †	24,921,621
		508,662,035
Ivory Coast: 4.0%
1,767,879	Endeavour Mining Corp. (CAD) *	35,633,306
South Africa: 2.6%
2,417,100	Gold Fields Ltd. (ADR)	22,938,279
United States: 9.4%
2,519,222	Argonaut Gold, Inc. (CAD) *	4,610,655
569,166	Gatos Silver, Inc. *	5,674,585
4,327,418	GoGold Resources, Inc. (CAD) * †	8,092,172
739,000	Golden Star Resources Ltd. *	2,180,050
1,042,276	Newmont Mining Corp.	62,817,975
		83,375,437
Total Common Stocks (Cost: $460,688,651)		828,124,232
WARRANTS: 1.5%
Canada: 1.5%
2,395,000	Benchmark Metals, Inc. (CAD 1.80, expiring 09/21/22) * # ∞	779,847
352,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * # ∞	0
5,140,983	G Mining Ventures Corp. (CAD 0.80, expiring 05/20/22) * # ø ∞	1,750,070
10,822,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * # ∞	7,362,784
1,330,500	Marathon Gold Corp. (CAD 1.90, expiring 05/26/21) * # ∞	393,846
1,754,500	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * # ∞	947,824
694,450	O3 Mining, Inc. (CAD 3.25, expiring 06/18/22) * # ∞	236,401
357,198	Osisko Mining, Inc. (CAD 5.25, expiring 12/23/21) * # ∞	79,302
3,172,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 7/18/22) * # ∞	2,066,025
Total Warrants (Cost: $3,658,906)		13,616,099
MONEY MARKET FUND: 5.4% (Cost: $47,728,090)
47,728,090	Invesco Treasury Portfolio - Institutional Class	47,728,090
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $512,075,647)		889,468,421
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $1,547,136)
Money Market Fund: 0.2%
1,547,136	State Street Navigator Securities Lending Government Money Market Portfolio	1,547,136
Total Investments: 100.4% (Cost: $513,622,783)		891,015,557
Liabilities in excess of other assets: (0.4)%		(3,494,165)
NET ASSETS: 100.0%		$887,521,392

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,013,966.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $166,205,428 which represents 18.7% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $16,936,547, or 1.9% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Schedule of Open Forward Foreign Currency Contracts - March 31, 2021

Counterparty	Currency to be sold		Currency to be purchased		Settlement Date	Unrealized Appreciation
State Street Bank And Trust Company	USD	4,514,830	CAD	5,693,760	4/15/2021	$16,078

CAD	Canadian Dollar
USD	United States Dollar

Restricted securities held by the Fund as of March 31, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2015	948,000	$2,865,267	$1,636,954	0.2%
Bonterra Resources, Inc.	12/09/2020	660,300	592,336	563,006	0.1
G Mining Ventures Corp. Warrants	11/26/2020	5,140,983	1,079,659	1,750,070	0.2
GoGold Resources, Inc.	08/31/2020	2,725,643	2,002,864	5,096,890	0.6
O3 Mining, Inc.	02/18/2021	705,000	1,418,119	1,328,511	0.1
Pure Gold Mining, Inc.	05/21/2020	5,058,500	3,571,215	6,561,116	0.7
			$11,529,460	$16,936,547	1.9%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.2%	$19,786,700
Gold	86.5	769,015,853
Precious Metals & Minerals	5.3	47,263,193
Silver Mining	0.6	5,674,585
Money Market Funds	5.4	47,728,090
	100.0%	$889,468,421

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2021 is set forth below:

Affiliates	Value 12/31/20	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21
Corvus Gold, Inc.	$17,891,855	$—	$—	$—	$—	$(4,450,003)	$13,441,852
G Mining Ventures Corp.	—	2,849,704	—	—	—	4,513,843	7,363,547
Liberty Gold Corp.	34,226,388	—	(2,833,111)	949,399	—	(5,790,642)	26,552,034
Liberty Gold Corp. Warrants	9,692,105	—	—	—	—	(2,329,322)	—	(b)
Orezone Gold Corp.	11,191,132	2,360,839	—	—	—	(1,725,358)	11,826,613
West African Resources Ltd.	37,833,807	—	—	—	—	(10,411,556)	27,422,251
	$110,835,287	$5,210,543	$(2,833,111)	$949,399	$—	$(20,193,038)	$86,606,297

(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 5.8%
5,855	Bank of America Corp.	$226,530
3,816	US Bancorp	211,063
10,658	Wells Fargo & Co.	416,408
		854,001
Capital Goods: 15.3%
1,529	Boeing Co. *	389,467
1,998	Emerson Electric Co.	180,260
2,167	General Dynamics Corp.	393,440
989	Lockheed Martin Corp.	365,435
1,156	Northrop Grumman Corp.	374,128
4,692	Raytheon Technologies Corp.	362,551
475	Roper Industries, Inc.	191,586
		2,256,867
Consumer Services: 1.1%
758	McDonald's Corp.	169,898
Diversified Financials: 6.6%
1,414	Berkshire Hathaway, Inc. *	361,235
251	BlackRock, Inc.	189,244
4,215	The Bank of New York Mellon Corp.	199,327
3,380	The Charles Schwab Corp.	220,308
		970,114
Energy: 2.6%
5,384	Cheniere Energy, Inc. *	387,702
Food, Beverage & Tobacco: 11.3%
7,941	Altria Group, Inc.	406,262
1,608	Constellation Brands, Inc.	366,624
5,647	Kellogg Co.	357,455
4,288	Philip Morris International, Inc.	380,517
3,195	The Coca-Cola Co.	168,408
		1,679,266
Health Care Equipment & Services: 8.4%
4,790	Cerner Corp.	344,305
2,994	Medtronic Plc	353,681
731	Veeva Systems, Inc. *	190,966
2,248	Zimmer Biomet Holdings, Inc.	359,860
		1,248,812
Materials: 4.9%
5,397	Compass Minerals International, Inc.	338,500
8,201	Corteva, Inc.	382,331
		720,831
Media & Entertainment: 6.9%
184	Alphabet, Inc. *	379,504
3,282	Comcast Corp.	177,589
692	Facebook, Inc. *	203,815
4,774	John Wiley & Sons, Inc.	258,751
		1,019,659
Pharmaceuticals, Biotechnology & Life Sciences: 12.2%
1,384	Biogen, Inc. *	387,174
5,649	Bristol-Myers Squibb Co.	356,621
5,584	Gilead Sciences, Inc.	360,894
4,502	Merck & Co., Inc.	347,059
9,549	Pfizer, Inc.	345,960
		1,797,708
Retailing: 4.8%
112	Amazon.com, Inc. *	346,537
3,310	Yum! Brands, Inc.	358,076
		704,613
Semiconductors & Semiconductor Equipment: 2.7%
6,353	Intel Corp.	406,592
Software & Services: 14.9%
419	Adobe Systems, Inc. *	199,180
2,454	Aspen Technology, Inc. *	354,186
5,527	Blackbaud, Inc. *	392,859
1,812	Guidewire Software, Inc. *	184,154
788	Microsoft Corp.	185,787
1,535	Salesforce.com, Inc. *	325,220
387	ServiceNow, Inc. *	193,543
7,309	The Western Union Co.	180,240
457	Tyler Technologies, Inc. *	194,010
		2,209,179
Utilities: 2.4%
4,603	Dominion Energy, Inc.	349,644
Total Common Stocks (Cost: $12,381,991)		14,774,886
MONEY MARKET FUND: 0.3% (Cost: $33,629)
33,629	Invesco Treasury Portfolio - Institutional Class	33,629
Total Investments: 100.2% (Cost: $12,415,620)		14,808,515
Liabilities in excess of other assets: (0.2)%		(22,823)
NET ASSETS: 100.0%		$14,785,692

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.9%	$1,019,659
Consumer Discretionary	5.9	874,511
Consumer Staples	11.3	1,679,266
Energy	2.6	387,702
Financials	12.3	1,824,115
Health Care	20.6	3,046,520
Industrials	15.2	2,256,867
Information Technology	17.7	2,615,771
Materials	4.9	720,831
Utilities	2.4	349,644
Money Market Fund	0.2	33,629
	100.0%	$14,808,515

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.3% (a)
29,814	iShares Barclays Aggregate Bond Fund	$3,393,728
23,362	iShares Core MSCI Emerging Markets ETF	1,503,578
33,162	iShares MSCI Canada ETF †	1,129,166
56,245	iShares MSCI Eurozone ETF †	2,611,455
21	iShares MSCI Pacific ex Japan ETF	1,055
4,997	iShares MSCI South Korea Capped ETF	448,231
13,869	iShares MSCI Switzerland Capped ETF	613,148
28,553	iShares MSCI United Kingdom ETF †	893,994
26,817	iShares Russell 1000 Growth Index Fund	6,517,604
41,385	iShares Russell 1000 Value ETF	6,271,897
5,367	iShares Russell 2000 Growth ETF †	1,614,072
10,192	iShares Russell 2000 Value ETF	1,625,318
45,808	JPMorgan BetaBuilders Japan ETF	1,304,612
56,445	Vanguard FTSE Emerging Markets ETF	2,937,962
40,044	Vanguard Total Bond Market ETF	3,392,528
Total Exchange Traded Funds (Cost: $27,096,545)		34,258,348
MONEY MARKET FUND: 0.9% (Cost: $311,698)
311,698	Invesco Treasury Portfolio - Institutional Class	311,698
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $27,408,243)		34,570,046
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 13.7% (Cost: $4,725,240)
Money Market Fund: 13.7%
4,725,240	State Street Navigator Securities Lending Government Money Market Portfolio	4,725,240
Total Investments: 113.9% (Cost: $32,133,483)		39,295,286
Liabilities in excess of other assets: (13.9)%		(4,789,007)
NET ASSETS: 100.0%		$34,506,279

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/
†	Security fully or partially on loan. Total market value of securities on loan is $5,299,450.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchange Traded Funds	99.1%	$34,258,348
Money Market Fund	0.9	311,698
	100.0%	$34,570,046